Note 4 - Digital Assets Sales	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of revenue [text block]

4  Digital assets sales

The following tables summarize the disaggregation of Digital assets sales by venue for the years ended December 31, 2025, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2025	2024	2023
On the Exchange	$244,414,963	$250,179,460	$115,607,215
On other venues(i)	396,424	21,822	884,944
Total Digital asset sales	$244,811,387	$250,201,282	$116,492,159

(i)	Other venues means other exchanges or over-the-counter brokers that were used to purchase or sell digital assets.

Below is the table of Digital assets sales on the Exchange disaggregated by major geography, based on domicile of the customers, accounting for 10% or more of total Digital assets sales on the Exchange (in thousands):

	Year Ended December 31,
	2025	2024	2023
United Kingdom	$72,492,926	$74,295,884	$38,127,807
Cayman Islands	46,923,742	*	14,377,101
British Virgin Islands	34,980,001	35,270,979	15,305,642
Singapore	*	90,980,790	13,786,923
Netherlands	*	*	23,693,869
Rest of the World	90,018,294	49,631,807	10,315,873
Total Digital asset sales	$244,414,963	$250,179,460	$115,607,215

* Digital asset sales attributable to the geography during the period did not exceed the 10% threshold.

Below is the table of Digital assets sales on the Exchange disaggregated by major customers accounting for 10% or more of total Digital assets sales on the Exchange (in thousands):

	Year Ended December 31,
	2025	2024	2023
Customer A	$57,649,927	$62,890,467	$34,908,743
Customer B	27,955,612	*	*
Customer C	*	85,566,459	*
Customer D	*	*	11,891,307
Customer E	*	*	14,361,697
Customer F	*	*	11,691,258

* Digital asset sales attributable to the customer during the period did not exceed the 10% threshold.